Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues:
Total revenues		¥ 709,352	$ 98,244	¥ 1,092,094	¥ 1,186,429
Total cost of revenue		(568,615)	(78,752)	(858,608)	(943,698)
Gross profit		140,737	19,492	233,486	242,731
Operating expenses:
Fulfillment expenses		(59,506)	(8,241)	(126,295)	(134,026)
Sales and marketing expenses		(85,091)	(11,785)	(124,007)	(170,986)
General and administrative expenses		(59,265)	(8,208)	(46,554)	(76,248)
Impairment of goodwill				(40,684)
Other income, net		2,966	411	286	280
Loss from operations		(60,159)	(8,331)	(103,768)	(138,249)
Interest income		2,638	366	7,420	15,477
Interest expense		(7,326)	(1,015)	(13,350)	(20,884)
Other gains, net		(3,994)	(553)	5,159	6,020
Fair value change of derivative liabilities		(1,034)	(143)	(2,266)	2,824
Loss before income tax expenses		(69,875)	(9,676)	(106,805)	(134,812)
Income tax benefit		927	128	911	1,571
Share of results of equity investees		50	7	(82)	418
Net loss		(68,898)	(9,541)	(105,976)	(132,823)
Less: Net loss attributable to the non-controlling interest shareholders		(5,234)	(724)	(3,177)	(4,433)
Net loss attributable to Boqii Holding Limited		(63,664)	(8,817)	(102,799)	(128,390)
Accretion on redeemable non-controlling interests to redemption value		(766)	(106)	(675)	(575)
Net loss attributable to Boqii Holding Limited’s ordinary shareholders		(64,430)	(8,923)	(103,474)	(128,965)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of Nil tax		1,258	174	15,591	(16,529)
Unrealized securities holding losses		(3,547)	(491)	(6,711)	(9,368)
Total comprehensive loss		(71,187)	(9,858)	(97,096)	(158,720)
Less: Total comprehensive loss attributable to non- controlling interests shareholders		(5,234)	(724)	(3,177)	(4,433)
Total comprehensive loss attributable to Boqii Holding Limited		¥ (65,953)	$ (9,134)	¥ (93,919)	¥ (154,287)
Net loss per share attributable to Boqii Holding Limited’s ordinary shareholders
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.64)	$ (0.09)	¥ (1.5)	¥ (1.9)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.64)	$ (0.09)	¥ (1.5)	¥ (1.9)
Weighted average number of ordinary shares
Basic (in Shares)	[1]	100,637,760	100,637,760	68,858,823	68,006,172
Diluted (in Shares)	[1]	100,637,760	100,637,760	68,858,823	68,006,172
Product sales
Net revenues:
Total revenues		¥ 680,143	$ 94,199	¥ 1,048,491	¥ 1,137,329
Online marketing and information services and other revenue
Net revenues:
Total revenues		¥ 29,209	$ 4,045	¥ 43,603	¥ 49,100

[1]	Options exercisable for a minimal exercise price (the “Penny Stock”) are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered issuable shares. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding and the Penny Stock during the reporting periods. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding and the Penny Stock during the reporting periods.